World Omni Auto Receivables Trust 2013-B	Exhibit 99.1
Monthly Servicer Certificate
June 30, 2016

Dates Covered
Collections Period	06/01/16 - 06/30/16
Interest Accrual Period	06/15/16 - 07/14/16
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/16	211,524,141.89	17,346
Yield Supplement Overcollateralization Amount 05/31/16	4,369,944.46	0
Receivables Balance 05/31/16	215,894,086.35	17,346
Principal Payments	10,779,622.60	462
Defaulted Receivables	402,865.59	24
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/16	4,015,608.27	0
Pool Balance at 06/30/16	200,695,989.89	16,860

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	791,491,997.61	32,304

Pool Factor	25.86%

Prepayment ABS Speed	1.34%

Overcollateralization Target Amount	9,031,319.55
Actual Overcollateralization	9,031,319.55

Weighted Average APR	3.35%
Weighted Average APR, Yield Adjusted	5.01%
Weighted Average Remaining Term	33.35

Delinquent Receivables:
Past Due 31-60 days	3,925,021.43	243
Past Due 61-90 days	976,974.55	64
Past Due 91-120 days	198,695.74	16
Past Due 121+ days	0.00	0
Total	5,100,691.72	323

Total 31+ Delinquent as % Ending Pool Balance	2.54%

Recoveries	256,892.96

Aggregate Net Losses/(Gains) - June 2016	145,972.63

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.81%
Prior Net Losses Ratio	0.11%
Second Prior Net Losses Ratio	1.07%
Third Prior Net Losses Ratio	1.40%
Four Month Average	0.85%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.50%

Flow of Funds	$ Amount

Collections	11,633,431.52
Advances	(2,639.68)
Investment Earnings on Cash Accounts	3,232.43
Servicing Fee	(179,911.74)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	11,454,112.53

Distributions of Available Funds
(1) Class A Interest	173,708.65
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	22,372.90
(4) Second Priority Principal Distributable Amount	1,309,565.61
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	9,031,319.55
(7) Distribution to Certificateholders	917,145.82
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	11,454,112.53

Servicing Fee	179,911.74
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	728,676,000.00
Original Class B	15,609,000.00

Total Class A & B
Note Balance @ 06/15/16	202,005,555.50
Principal Paid	10,340,885.16
Note Balance @ 07/15/16	191,664,670.34

Class A-1
Note Balance @ 06/15/16	0.00
Principal Paid	0.00
Note Balance @ 07/15/16	0.00
Note Factor @ 07/15/16	0.0000000%

Class A-2
Note Balance @ 06/15/16	0.00
Principal Paid	0.00
Note Balance @ 07/15/16	0.00
Note Factor @ 07/15/16	0.0000000%

Class A-3
Note Balance @ 06/15/16	76,720,555.50
Principal Paid	10,340,885.16
Note Balance @ 07/15/16	66,379,670.34
Note Factor @ 07/15/16	28.2466682%

Class A-4
Note Balance @ 06/15/16	109,676,000.00
Principal Paid	0.00
Note Balance @ 07/15/16	109,676,000.00
Note Factor @ 07/15/16	100.0000000%

Class B
Note Balance @ 06/15/16	15,609,000.00
Principal Paid	0.00
Note Balance @ 07/15/16	15,609,000.00
Note Factor @ 07/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	196,081.55
Total Principal Paid	10,340,885.16
Total Paid	10,536,966.71

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.48000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.83000%
Interest Paid	53,065.05
Principal Paid	10,340,885.16
Total Paid to A-3 Holders	10,393,950.21

Class A-4
Coupon	1.32000%
Interest Paid	120,643.60
Principal Paid	0.00
Total Paid to A-4 Holders	120,643.60

Class B
Coupon	1.72000%
Interest Paid	22,372.90
Principal Paid	0.00
Total Paid to B Holders	22,372.90

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2634496
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.8937170
Total Distribution Amount	14.1571666

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2258087
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	44.0037666
Total A-3 Distribution Amount	44.2295753

A-4 Interest Distribution Amount	1.1000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1000000

B Interest Distribution Amount	1.4333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4333333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	126.64
Noteholders' Principal Distributable Amount	873.36

Account Balances	$ Amount

Advances
Balance as of 05/31/16	42,519.82
Balance as of 06/30/16	39,880.14
Change	(2,639.68)

Reserve Account
Balance as of 06/15/16	1,903,544.61
Investment Earnings	468.13
Investment Earnings Paid	(468.13)
Deposit/(Withdrawal)	-
Balance as of 07/15/16	1,903,544.61
Change	-

Required Reserve Amount	1,903,544.61